Stock Incentive Plans - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning of the period (in shares)	24,341
Granted (in shares)	4,343
Exercised (in shares)	(4,328)
Forfeited (in shares)	(768)
Expired (in shares)	(313)
Outstanding at the end of the period (in shares)	23,275	24,341
Options exercisable (in shares)	12,196
Options vested and expected to vest end of the period (in shares)	22,734
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at the beginning of the period (in dollars per share)	$ 42.17
Granted (in dollars per share)	104.62
Exercised (in dollars per share)	42.07
Forfeited (in dollars per share)	85.34
Expired (in dollars per share)	39.73
Outstanding at the end of the period (in dollars per share)	68.60	$ 42.17
Exercisable at end of period (in dollars per share)	49.22
Vested and expected to vest (in dollars per share)	$ 67.86
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual term, options outstanding (in years)	3 years 8 months 10 days
Weighted average remaining contractual term, options exercisable (in years)	2 years 4 months 6 days
Weighted average remaining contractual term, options vested and expected to vest (in years)	3 years 7 months 22 days
Aggregate intrinsic value, options outstanding	$ 427,311,414
Aggregate intrinsic value, options exercisable	375,563,490
Aggregate intrinsic value, options vested and expected to vest	$ 426,628,851